Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	Emerald Health Therapeutics Inc.
Entity Central Index Key	0001768225
Trading Symbol	emhtf
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Sep. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3